Financial instruments and risk management - Results of hedge relationships - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flow hedges(1)
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			$ 13	$ 297	$ 163
Cash flow hedges(1) | Transaction exposure hedging risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) transferred out of other comprehensive income to other operating expenses			266	16	(57)
Notional amounts			1,855	2,185
Cash flow hedges(1) | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) transferred out of other comprehensive income to other finance charges			(152)	(65)	319
Notional amounts			2,747	1,100
Loss reported in reserves in respect of hedges of foreign currency borrowing no longer applicable			24	22
Cash flow hedges(1) | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts			207	273
Cash flow hedges(1) | Forecast
Disclosure of detailed information about financial instruments [line items]
Gain (loss) to income statement	$ 9	$ 28
Cash flow hedges(1) | Derivatives | Transaction exposure hedging risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			(205)	325
Gain (loss) transferred out of other comprehensive income to other operating expenses			203	(20)
Cash flow hedges(1) | Derivatives | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			94	90
Gain (loss) transferred out of other comprehensive income to other finance charges			(152)	(65)
Cash flow hedges(1) | Derivatives | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			22	(107)
Other comprehensive income (loss) reclassified to operating profit			(9)	39	$ 61
Fair value hedges(1) | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts			4,044	5,038
Net investment hedges(1)
Disclosure of detailed information about financial instruments [line items]
Net investment hedge reserve			2,488	2,418
Net investment hedges(1) | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) transferred out of other comprehensive income to other finance charges			27
Net investment hedges(1) | Forecast
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, assets			12
Net investment hedges(1) | Derivatives | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts			3,198	803
Net investment hedges(1) | Borrowings | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts			$ 8,109	$ 12,584